Cover	Mar. 14, 2023
Cover [Abstract]
Entity Registrant Name	ASP ISOTOPES INC.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 14, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-41555
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	433 Plaza Real
Entity Address Address Line 2	Suite 275
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33432
City Area Code	561
Local Phone Number	709-3034
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ